BALANCE SHEET COMPONENTS - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Materials and supplies		$ 0			$ 1,872
Prepaid expenses and other current assets		5,368			2,663
Total prepaid expenses and other current assets	$ 9,776	$ 5,368	$ 3,716	$ 4,593	$ 4,535